Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Custodian Funds
Entity Central Index Key	0000038721
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech Fund
Class Name	Class A
Trading Symbol	FKDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$87	0.77%
[1]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Franklin DynaTech Fund returned 25.63%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 25.53% and 17.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Favorable stock selection in the industrial and energy sectors, along with the portfolio’s lack of exposure to the consumer staples, real estate and materials sectors as all three posted negative one-year returns on the Russell 1000 Growth Index (the Fund’s primary benchmark).

↑
Information technology (IT) stocks, which comprised just over half of the Fund’s total assets, had mixed industry-level outcomes supported by strategic underweighting in Apple as it lagged the benchmark average; beneficial stock selection in IT services; overweighting and stock selection in electronic equipment, instruments and components; and stock selection in communications equipment.

↑
Exceptionally strong rallies in several off-benchmark or overweighted holdings, including Axon Enterprise and Kratos Defense & Security Solutions (purchased during the period) in the industrials sector; AppLovin, Celestica, Shopify, Cloudflare (purchased during the period) and Taiwan Semiconductor Manufacturing in IT; Alphabet in communication services; and Robinhood Markets (purchased during the period) in financials.

Top detractors from performance:
↓
Overweighted exposure to health care companies as they collectively sold off and, to a lesser extent, unfavorable stock selection in financials. Within health care, Intuitive Surgical and other technology-focused medical equipment and supplies stocks traded lower, as did life sciences tools and services holdings such as key detractor Danaher (sold by period-end).

↓
Weak relative returns in several other industries, such as semiconductors and semiconductor equipment (due to stock selection), software (stock selection), automobiles (underweighting in Tesla), and broadline retail, based on lagging 12-month gains for e-commerce companies Amazon.com (overweight) and MercadoLibre (not an index component).

↓
Within IT, software industry results were hindered by underweighting in Palantir Technology (purchased during the period) as its equity value more than tripled, and overall declines for off-benchmark Constellation Software and overweight Synopsys. In semiconductor space, Monolithic Power Systems (significant overweight) and off-index ASML Holding were the key detractors as they appreciated less than the benchmark average.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	25.63	11.76	17.76
Class A (with sales charge)	18.72	10.50	17.09
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 29,449,022,573
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 107,660,802
Investment Company Portfolio Turnover	29.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$29,449,022,573
Total Number of Portfolio Holdings	106
Total Management Fee Paid	$107,660,802
Portfolio Turnover Rate	29.61%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech Fund
Class Name	Class C
Trading Symbol	FDYNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$171	1.52%
[3]
Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Franklin DynaTech Fund returned 24.69%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 25.53% and 17.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Favorable stock selection in the industrial and energy sectors, along with the portfolio’s lack of exposure to the consumer staples, real estate and materials sectors as all three posted negative one-year returns on the Russell 1000 Growth Index (the Fund’s primary benchmark).

↑
Information technology (IT) stocks, which comprised just over half of the Fund’s total assets, had mixed industry-level outcomes supported by strategic underweighting in Apple as it lagged the benchmark average; beneficial stock selection in IT services; overweighting and stock selection in electronic equipment, instruments and components; and stock selection in communications equipment.

↑
Exceptionally strong rallies in several off-benchmark or overweighted holdings, including Axon Enterprise and Kratos Defense & Security Solutions (purchased during the period) in the industrials sector; AppLovin, Celestica, Shopify, Cloudflare (purchased during the period) and Taiwan Semiconductor Manufacturing in IT; Alphabet in communication services; and Robinhood Markets (purchased during the period) in financials.

Top detractors from performance:
↓
Overweighted exposure to health care companies as they collectively sold off and, to a lesser extent, unfavorable stock selection in financials. Within health care, Intuitive Surgical and other technology-focused medical equipment and supplies stocks traded lower, as did life sciences tools and services holdings such as key detractor Danaher (sold by period-end).

↓
Weak relative returns in several other industries, such as semiconductors and semiconductor equipment (due to stock selection), software (stock selection), automobiles (underweighting in Tesla), and broadline retail, based on lagging 12-month gains for e-commerce companies Amazon.com (overweight) and MercadoLibre (not an index component).

↓
Within IT, software industry results were hindered by underweighting in Palantir Technology (purchased during the period) as its equity value more than tripled, and overall declines for off-benchmark Constellation Software and overweight Synopsys. In semiconductor space, Monolithic Power Systems (significant overweight) and off-index ASML Holding were the key detractors as they appreciated less than the benchmark average.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	24.69	10.92	16.88
Class C (with sales charge)	23.69	10.92	16.88
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 29,449,022,573
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 107,660,802
Investment Company Portfolio Turnover	29.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$29,449,022,573
Total Number of Portfolio Holdings	106
Total Management Fee Paid	$107,660,802
Portfolio Turnover Rate	29.61%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech Fund
Class Name	Class R
Trading Symbol	FDNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$115	1.02%
[5]
Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R shares of Franklin DynaTech Fund returned 25.32%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 25.53% and 17.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Favorable stock selection in the industrial and energy sectors, along with the portfolio’s lack of exposure to the consumer staples, real estate and materials sectors as all three posted negative one-year returns on the Russell 1000 Growth Index (the Fund’s primary benchmark).

↑
Information technology (IT) stocks, which comprised just over half of the Fund’s total assets, had mixed industry-level outcomes supported by strategic underweighting in Apple as it lagged the benchmark average; beneficial stock selection in IT services; overweighting and stock selection in electronic equipment, instruments and components; and stock selection in communications equipment.

↑
Exceptionally strong rallies in several off-benchmark or overweighted holdings, including Axon Enterprise and Kratos Defense & Security Solutions (purchased during the period) in the industrials sector; AppLovin, Celestica, Shopify, Cloudflare (purchased during the period) and Taiwan Semiconductor Manufacturing in IT; Alphabet in communication services; and Robinhood Markets (purchased during the period) in financials.

Top detractors from performance:
↓
Overweighted exposure to health care companies as they collectively sold off and, to a lesser extent, unfavorable stock selection in financials. Within health care, Intuitive Surgical and other technology-focused medical equipment and supplies stocks traded lower, as did life sciences tools and services holdings such as key detractor Danaher (sold by period-end).

↓
Weak relative returns in several other industries, such as semiconductors and semiconductor equipment (due to stock selection), software (stock selection), automobiles (underweighting in Tesla), and broadline retail, based on lagging 12-month gains for e-commerce companies Amazon.com (overweight) and MercadoLibre (not an index component).

↓
Within IT, software industry results were hindered by underweighting in Palantir Technology (purchased during the period) as its equity value more than tripled, and overall declines for off-benchmark Constellation Software and overweight Synopsys. In semiconductor space, Monolithic Power Systems (significant overweight) and off-index ASML Holding were the key detractors as they appreciated less than the benchmark average.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	25.32	11.48	17.46
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 29,449,022,573
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 107,660,802
Investment Company Portfolio Turnover	29.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$29,449,022,573
Total Number of Portfolio Holdings	106
Total Management Fee Paid	$107,660,802
Portfolio Turnover Rate	29.61%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech Fund
Class Name	Class R6
Trading Symbol	FDTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$50	0.44%
[7]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Franklin DynaTech Fund returned 26.04%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 25.53% and 17.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Favorable stock selection in the industrial and energy sectors, along with the portfolio’s lack of exposure to the consumer staples, real estate and materials sectors as all three posted negative one-year returns on the Russell 1000 Growth Index (the Fund’s primary benchmark).

↑
Information technology (IT) stocks, which comprised just over half of the Fund’s total assets, had mixed industry-level outcomes supported by strategic underweighting in Apple as it lagged the benchmark average; beneficial stock selection in IT services; overweighting and stock selection in electronic equipment, instruments and components; and stock selection in communications equipment.

↑
Exceptionally strong rallies in several off-benchmark or overweighted holdings, including Axon Enterprise and Kratos Defense & Security Solutions (purchased during the period) in the industrials sector; AppLovin, Celestica, Shopify, Cloudflare (purchased during the period) and Taiwan Semiconductor Manufacturing in IT; Alphabet in communication services; and Robinhood Markets (purchased during the period) in financials.

Top detractors from performance:
↓
Overweighted exposure to health care companies as they collectively sold off and, to a lesser extent, unfavorable stock selection in financials. Within health care, Intuitive Surgical and other technology-focused medical equipment and supplies stocks traded lower, as did life sciences tools and services holdings such as key detractor Danaher (sold by period-end).

↓
Weak relative returns in several other industries, such as semiconductors and semiconductor equipment (due to stock selection), software (stock selection), automobiles (underweighting in Tesla), and broadline retail, based on lagging 12-month gains for e-commerce companies Amazon.com (overweight) and MercadoLibre (not an index component).

↓
Within IT, software industry results were hindered by underweighting in Palantir Technology (purchased during the period) as its equity value more than tripled, and overall declines for off-benchmark Constellation Software and overweight Synopsys. In semiconductor space, Monolithic Power Systems (significant overweight) and off-index ASML Holding were the key detractors as they appreciated less than the benchmark average.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	26.04	12.15	18.19
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 29,449,022,573
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 107,660,802
Investment Company Portfolio Turnover	29.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$29,449,022,573
Total Number of Portfolio Holdings	106
Total Management Fee Paid	$107,660,802
Portfolio Turnover Rate	29.61%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech Fund
Class Name	Advisor Class
Trading Symbol	FDYZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$59	0.52%
[9]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Advisor Class shares of Franklin DynaTech Fund returned 25.95%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 25.53% and 17.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Favorable stock selection in the industrial and energy sectors, along with the portfolio’s lack of exposure to the consumer staples, real estate and materials sectors as all three posted negative one-year returns on the Russell 1000 Growth Index (the Fund’s primary benchmark).

↑
Information technology (IT) stocks, which comprised just over half of the Fund’s total assets, had mixed industry-level outcomes supported by strategic underweighting in Apple as it lagged the benchmark average; beneficial stock selection in IT services; overweighting and stock selection in electronic equipment, instruments and components; and stock selection in communications equipment.

↑
Exceptionally strong rallies in several off-benchmark or overweighted holdings, including Axon Enterprise and Kratos Defense & Security Solutions (purchased during the period) in the industrials sector; AppLovin, Celestica, Shopify, Cloudflare (purchased during the period) and Taiwan Semiconductor Manufacturing in IT; Alphabet in communication services; and Robinhood Markets (purchased during the period) in financials.

Top detractors from performance:
↓
Overweighted exposure to health care companies as they collectively sold off and, to a lesser extent, unfavorable stock selection in financials. Within health care, Intuitive Surgical and other technology-focused medical equipment and supplies stocks traded lower, as did life sciences tools and services holdings such as key detractor Danaher (sold by period-end).

↓
Weak relative returns in several other industries, such as semiconductors and semiconductor equipment (due to stock selection), software (stock selection), automobiles (underweighting in Tesla), and broadline retail, based on lagging 12-month gains for e-commerce companies Amazon.com (overweight) and MercadoLibre (not an index component).

↓
Within IT, software industry results were hindered by underweighting in Palantir Technology (purchased during the period) as its equity value more than tripled, and overall declines for off-benchmark Constellation Software and overweight Synopsys. In semiconductor space, Monolithic Power Systems (significant overweight) and off-index ASML Holding were the key detractors as they appreciated less than the benchmark average.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	25.95	12.04	18.05
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 29,449,022,573
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 107,660,802
Investment Company Portfolio Turnover	29.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$29,449,022,573
Total Number of Portfolio Holdings	106
Total Management Fee Paid	$107,660,802
Portfolio Turnover Rate	29.61%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Growth Fund
Class Name	Class A
Trading Symbol	FKGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$82	0.77%
[11]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Franklin Growth Fund returned 12.53%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 17.60% and 25.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Amphenol was a leading contributor in the information technology (IT) sector. Demand trends for the electronic components manufacturer have been healthy across the board, particularly in its IT datacom business. Amphenol has also benefited from increased capital expenditures in data centers, primarily due to investments in artificial intelligence (AI) infrastructure. Data centers represent almost half of the company’s revenue, making Amphenol a significant beneficiary of corporate AI-related spending.

↑
TE Connectivity (TEL) was another top contributor in the IT sector. The company plays a key role in powering and connecting modern data centers, especially as demand surges from AI and cloud computing. TEL is a supplier of high-speed connectors, sensors and cable assemblies designed for advanced computing.

↑
Fund performance was helped by an off-benchmark exposure to BWX Technologies in the industrials sector. The company is a leading supplier of nuclear components and fuel to the U.S. government and the commercial nuclear power industry. Demand for nuclear solutions and the U.S. government focus on bolstering defense spending have been drivers of growth for the company.

Top detractors from performance:
↓
Macroeconomic headwinds and segment-specific challenges, particularly in China and diagnostics, hindered shares of Danaher in the health care sector. While the life sciences company posted modest revenue growth over the period, it issued cautious guidance, reflecting concerns about soft demand and pricing pressures.

↓
Also in the health care sector, shares of Mettler Toledo International were weighed down by margin pressures, cautious guidance, China-related headwinds and broader volatility in the life sciences tools space.

↓
A relative underweight in Broadcom within the IT sector as shares of the chipmaker moved higher during the period, boosted by strong financial results and the announcement of a $10-billion share repurchase program.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	12.53	11.95	14.15
Class A (with sales charge)	6.34	10.69	13.51
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30
Russell 1000 Growth Index	25.53	17.58	18.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 18,380,209,566
Holdings Count | $ / shares	95
Advisory Fees Paid, Amount	$ 77,208,383
Investment Company Portfolio Turnover	8.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$18,380,209,566
Total Number of Portfolio Holdings	95
Total Management Fee Paid	$77,208,383
Portfolio Turnover Rate	8.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Growth Fund
Class Name	Class C
Trading Symbol	FRGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$161	1.52%
[13]
Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Franklin Growth Fund returned 11.69%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 17.60% and 25.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Amphenol was a leading contributor in the information technology (IT) sector. Demand trends for the electronic components manufacturer have been healthy across the board, particularly in its IT datacom business. Amphenol has also benefited from increased capital expenditures in data centers, primarily due to investments in artificial intelligence (AI) infrastructure. Data centers represent almost half of the company’s revenue, making Amphenol a significant beneficiary of corporate AI-related spending.

↑
TE Connectivity (TEL) was another top contributor in the IT sector. The company plays a key role in powering and connecting modern data centers, especially as demand surges from AI and cloud computing. TEL is a supplier of high-speed connectors, sensors and cable assemblies designed for advanced computing.

↑
Fund performance was helped by an off-benchmark exposure to BWX Technologies in the industrials sector. The company is a leading supplier of nuclear components and fuel to the U.S. government and the commercial nuclear power industry. Demand for nuclear solutions and the U.S. government focus on bolstering defense spending have been drivers of growth for the company.

Top detractors from performance:
↓
Macroeconomic headwinds and segment-specific challenges, particularly in China and diagnostics, hindered shares of Danaher in the health care sector. While the life sciences company posted modest revenue growth over the period, it issued cautious guidance, reflecting concerns about soft demand and pricing pressures.

↓
Also in the health care sector, shares of Mettler Toledo International were weighed down by margin pressures, cautious guidance, China-related headwinds and broader volatility in the life sciences tools space.

↓
A relative underweight in Broadcom within the IT sector as shares of the chipmaker moved higher during the period, boosted by strong financial results and the announcement of a $10-billion share repurchase program.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	11.69	11.11	13.30
Class C (with sales charge)	10.69	11.11	13.30
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30
Russell 1000 Growth Index	25.53	17.58	18.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 18,380,209,566
Holdings Count | $ / shares	95
Advisory Fees Paid, Amount	$ 77,208,383
Investment Company Portfolio Turnover	8.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$18,380,209,566
Total Number of Portfolio Holdings	95
Total Management Fee Paid	$77,208,383
Portfolio Turnover Rate	8.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[14]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Growth Fund
Class Name	Class R
Trading Symbol	FGSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$108	1.02%
[15]
Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R shares of Franklin Growth Fund returned 12.25%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 17.60% and 25.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Amphenol was a leading contributor in the information technology (IT) sector. Demand trends for the electronic components manufacturer have been healthy across the board, particularly in its IT datacom business. Amphenol has also benefited from increased capital expenditures in data centers, primarily due to investments in artificial intelligence (AI) infrastructure. Data centers represent almost half of the company’s revenue, making Amphenol a significant beneficiary of corporate AI-related spending.

↑
TE Connectivity (TEL) was another top contributor in the IT sector. The company plays a key role in powering and connecting modern data centers, especially as demand surges from AI and cloud computing. TEL is a supplier of high-speed connectors, sensors and cable assemblies designed for advanced computing.

↑
Fund performance was helped by an off-benchmark exposure to BWX Technologies in the industrials sector. The company is a leading supplier of nuclear components and fuel to the U.S. government and the commercial nuclear power industry. Demand for nuclear solutions and the U.S. government focus on bolstering defense spending have been drivers of growth for the company.

Top detractors from performance:
↓
Macroeconomic headwinds and segment-specific challenges, particularly in China and diagnostics, hindered shares of Danaher in the health care sector. While the life sciences company posted modest revenue growth over the period, it issued cautious guidance, reflecting concerns about soft demand and pricing pressures.

↓
Also in the health care sector, shares of Mettler Toledo International were weighed down by margin pressures, cautious guidance, China-related headwinds and broader volatility in the life sciences tools space.

↓
A relative underweight in Broadcom within the IT sector as shares of the chipmaker moved higher during the period, boosted by strong financial results and the announcement of a $10-billion share repurchase program.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	12.25	11.67	13.87
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30
Russell 1000 Growth Index	25.53	17.58	18.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 18,380,209,566
Holdings Count | $ / shares	95
Advisory Fees Paid, Amount	$ 77,208,383
Investment Company Portfolio Turnover	8.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$18,380,209,566
Total Number of Portfolio Holdings	95
Total Management Fee Paid	$77,208,383
Portfolio Turnover Rate	8.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[16]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Growth Fund
Class Name	Class R6
Trading Symbol	FIFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$49	0.46%
[17]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Franklin Growth Fund returned 12.89%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 17.60% and 25.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Amphenol was a leading contributor in the information technology (IT) sector. Demand trends for the electronic components manufacturer have been healthy across the board, particularly in its IT datacom business. Amphenol has also benefited from increased capital expenditures in data centers, primarily due to investments in artificial intelligence (AI) infrastructure. Data centers represent almost half of the company’s revenue, making Amphenol a significant beneficiary of corporate AI-related spending.

↑
TE Connectivity (TEL) was another top contributor in the IT sector. The company plays a key role in powering and connecting modern data centers, especially as demand surges from AI and cloud computing. TEL is a supplier of high-speed connectors, sensors and cable assemblies designed for advanced computing.

↑
Fund performance was helped by an off-benchmark exposure to BWX Technologies in the industrials sector. The company is a leading supplier of nuclear components and fuel to the U.S. government and the commercial nuclear power industry. Demand for nuclear solutions and the U.S. government focus on bolstering defense spending have been drivers of growth for the company.

Top detractors from performance:
↓
Macroeconomic headwinds and segment-specific challenges, particularly in China and diagnostics, hindered shares of Danaher in the health care sector. While the life sciences company posted modest revenue growth over the period, it issued cautious guidance, reflecting concerns about soft demand and pricing pressures.

↓
Also in the health care sector, shares of Mettler Toledo International were weighed down by margin pressures, cautious guidance, China-related headwinds and broader volatility in the life sciences tools space.

↓
A relative underweight in Broadcom within the IT sector as shares of the chipmaker moved higher during the period, boosted by strong financial results and the announcement of a $10-billion share repurchase program.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	12.89	12.32	14.56
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30
Russell 1000 Growth Index	25.53	17.58	18.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 18,380,209,566
Holdings Count | $ / shares	95
Advisory Fees Paid, Amount	$ 77,208,383
Investment Company Portfolio Turnover	8.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$18,380,209,566
Total Number of Portfolio Holdings	95
Total Management Fee Paid	$77,208,383
Portfolio Turnover Rate	8.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[18]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Growth Fund
Class Name	Advisor Class
Trading Symbol	FCGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$55	0.52%
[19]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Advisor Class shares of Franklin Growth Fund returned 12.82%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 17.60% and 25.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Amphenol was a leading contributor in the information technology (IT) sector. Demand trends for the electronic components manufacturer have been healthy across the board, particularly in its IT datacom business. Amphenol has also benefited from increased capital expenditures in data centers, primarily due to investments in artificial intelligence (AI) infrastructure. Data centers represent almost half of the company’s revenue, making Amphenol a significant beneficiary of corporate AI-related spending.

↑
TE Connectivity (TEL) was another top contributor in the IT sector. The company plays a key role in powering and connecting modern data centers, especially as demand surges from AI and cloud computing. TEL is a supplier of high-speed connectors, sensors and cable assemblies designed for advanced computing.

↑
Fund performance was helped by an off-benchmark exposure to BWX Technologies in the industrials sector. The company is a leading supplier of nuclear components and fuel to the U.S. government and the commercial nuclear power industry. Demand for nuclear solutions and the U.S. government focus on bolstering defense spending have been drivers of growth for the company.

Top detractors from performance:
↓
Macroeconomic headwinds and segment-specific challenges, particularly in China and diagnostics, hindered shares of Danaher in the health care sector. While the life sciences company posted modest revenue growth over the period, it issued cautious guidance, reflecting concerns about soft demand and pricing pressures.

↓
Also in the health care sector, shares of Mettler Toledo International were weighed down by margin pressures, cautious guidance, China-related headwinds and broader volatility in the life sciences tools space.

↓
A relative underweight in Broadcom within the IT sector as shares of the chipmaker moved higher during the period, boosted by strong financial results and the announcement of a $10-billion share repurchase program.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	12.82	12.23	14.44
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30
Russell 1000 Growth Index	25.53	17.58	18.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 18,380,209,566
Holdings Count | $ / shares	95
Advisory Fees Paid, Amount	$ 77,208,383
Investment Company Portfolio Turnover	8.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$18,380,209,566
Total Number of Portfolio Holdings	95
Total Management Fee Paid	$77,208,383
Portfolio Turnover Rate	8.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[20]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Class A
Trading Symbol	FKIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$72	0.70%
[21]
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 31, 2025, Class A shares of Franklin Income Fund returned 6.43%. The Fund compares its performance to the Blended Benchmark†, which returned 5.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The health care and industrials sectors, along with securitized products, led absolute fixed income returns during the period. Claritev and Freddie Mac contributed within health care and securitized products, respectively. CommScope also assisted returns within information technology (IT).

↑	Among equities, returns were driven by the IT, financials, and industrials sectors. On an individual issuer basis, Boeing, Fannie Mae, and Johnson & Johnson added value.
↑
Fixed income returns benefited from selection within the IT and health care sectors. Stock selection and an overweight allocation to the IT sector assisted equity returns, as did underweight positioning within consumer staples.

Top detractors from performance:
↓	Among the Fund’s fixed income allocation, U.S. Treasuries weakened returns. The materials sector also detracted from performance, driven by losses from Ardagh Holdings.
↓	Equity returns were hindered by performance within the consumer staples and materials sectors. By issuer, United Parcel Service, Target, and Merck & Co. were the leading detractors during the period.
↓
Selection within the materials sector, as well as selection and an underweight allocation to communication services companies, detracted from relative fixed income returns. Moreover, equity performance was weakened by selection and underweight positioning within health care. An underweight allocation to the industrials sector also weighed on equity returns.

Use of derivatives and the impact on performance:
The Fund utilized equity put and call options to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	6.43	9.52	7.36
Class A (with sales charge)	2.44	8.68	6.95
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Russell 3000 Index	17.41	15.74	14.71
Blended Benchmark†	5.60	6.78	7.49
[22]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 76,164,137,895
Holdings Count | $ / shares	518
Advisory Fees Paid, Amount	$ 274,753,772
Investment Company Portfolio Turnover	62.14%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$76,164,137,895
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	518
Total Management Fee Paid	$274,753,772
Portfolio Turnover Rate	62.14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[23],[24]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On February 1, 2025, the Fund’s principal investment strategies were revised to better reflect that the equity portion of the Fund’s portfolio consists of convertible securities and equity-linked notes, in addition to common stock. Furthermore, the Fund’s principal investment strategies were revised to reduce the limit on debt securities that are rated below investment grade (i.e., “high yield” or “junk” bonds) to up to 35% of its total assets, to better reflect the Fund’s investments in such securities over the past five years (previously the Fund was permitted to invest in such securities without limit).
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Class A1
Trading Symbol	FKINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$62	0.60%
[25]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 31, 2025, Class A1 shares of Franklin Income Fund returned 6.95%. The Fund compares its performance to the Blended Benchmark†, which returned 5.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The health care and industrials sectors, along with securitized products, led absolute fixed income returns during the period. Claritev and Freddie Mac contributed within health care and securitized products, respectively. CommScope also assisted returns within information technology (IT).

↑	Among equities, returns were driven by the IT, financials, and industrials sectors. On an individual issuer basis, Boeing, Fannie Mae, and Johnson & Johnson added value.
↑
Fixed income returns benefited from selection within the IT and health care sectors. Stock selection and an overweight allocation to the IT sector assisted equity returns, as did underweight positioning within consumer staples.

Top detractors from performance:
↓	Among the Fund’s fixed income allocation, U.S. Treasuries weakened returns. The materials sector also detracted from performance, driven by losses from Ardagh Holdings.
↓	Equity returns were hindered by performance within the consumer staples and materials sectors. By issuer, United Parcel Service, Target, and Merck & Co. were the leading detractors during the period.
↓
Selection within the materials sector, as well as selection and an underweight allocation to communication services companies, detracted from relative fixed income returns. Moreover, equity performance was weakened by selection and underweight positioning within health care. An underweight allocation to the industrials sector also weighed on equity returns.

Use of derivatives and the impact on performance:
The Fund utilized equity put and call options to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A1	6.95	9.72	7.48
Class A1 (with sales charge)	2.76	8.90	7.08
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Russell 3000 Index	17.41	15.74	14.71
Blended Benchmark†	5.60	6.78	7.49
[26]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 76,164,137,895
Holdings Count | $ / shares	518
Advisory Fees Paid, Amount	$ 274,753,772
Investment Company Portfolio Turnover	62.14%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$76,164,137,895
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	518
Total Management Fee Paid	$274,753,772
Portfolio Turnover Rate	62.14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[27],[28]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On February 1, 2025, the Fund’s principal investment strategies were revised to better reflect that the equity portion of the Fund’s portfolio consists of convertible securities and equity-linked notes, in addition to common stock. Furthermore, the Fund’s principal investment strategies were revised to reduce the limit on debt securities that are rated below investment grade (i.e., “high yield” or “junk” bonds) to up to 35% of its total assets, to better reflect the Fund’s investments in such securities over the past five years (previously the Fund was permitted to invest in such securities without limit).
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Class C
Trading Symbol	FCISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$113	1.10%
[29]
Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 31, 2025, Class C shares of Franklin Income Fund returned 6.28%. The Fund compares its performance to the Blended Benchmark†, which returned 5.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The health care and industrials sectors, along with securitized products, led absolute fixed income returns during the period. Claritev and Freddie Mac contributed within health care and securitized products, respectively. CommScope also assisted returns within information technology (IT).

↑	Among equities, returns were driven by the IT, financials, and industrials sectors. On an individual issuer basis, Boeing, Fannie Mae, and Johnson & Johnson added value.
↑
Fixed income returns benefited from selection within the IT and health care sectors. Stock selection and an overweight allocation to the IT sector assisted equity returns, as did underweight positioning within consumer staples.

Top detractors from performance:
↓	Among the Fund’s fixed income allocation, U.S. Treasuries weakened returns. The materials sector also detracted from performance, driven by losses from Ardagh Holdings.
↓	Equity returns were hindered by performance within the consumer staples and materials sectors. By issuer, United Parcel Service, Target, and Merck & Co. were the leading detractors during the period.
↓
Selection within the materials sector, as well as selection and an underweight allocation to communication services companies, detracted from relative fixed income returns. Moreover, equity performance was weakened by selection and underweight positioning within health care. An underweight allocation to the industrials sector also weighed on equity returns.

Use of derivatives and the impact on performance:
The Fund utilized equity put and call options to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	6.28	9.07	6.90
Class C (with sales charge)	5.28	9.07	6.90
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Russell 3000 Index	17.41	15.74	14.71
Blended Benchmark†	5.60	6.78	7.49
[30]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 76,164,137,895
Holdings Count | $ / shares	518
Advisory Fees Paid, Amount	$ 274,753,772
Investment Company Portfolio Turnover	62.14%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$76,164,137,895
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	518
Total Management Fee Paid	$274,753,772
Portfolio Turnover Rate	62.14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[31],[32]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On February 1, 2025, the Fund’s principal investment strategies were revised to better reflect that the equity portion of the Fund’s portfolio consists of convertible securities and equity-linked notes, in addition to common stock. Furthermore, the Fund’s principal investment strategies were revised to reduce the limit on debt securities that are rated below investment grade (i.e., “high yield” or “junk” bonds) to up to 35% of its total assets, to better reflect the Fund’s investments in such securities over the past five years (previously the Fund was permitted to invest in such securities without limit).
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Class R
Trading Symbol	FISRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$98	0.95%
[33]
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 31, 2025, Class R shares of Franklin Income Fund returned 6.31%. The Fund compares its performance to the Blended Benchmark†, which returned 5.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The health care and industrials sectors, along with securitized products, led absolute fixed income returns during the period. Claritev and Freddie Mac contributed within health care and securitized products, respectively. CommScope also assisted returns within information technology (IT).

↑	Among equities, returns were driven by the IT, financials, and industrials sectors. On an individual issuer basis, Boeing, Fannie Mae, and Johnson & Johnson added value.
↑
Fixed income returns benefited from selection within the IT and health care sectors. Stock selection and an overweight allocation to the IT sector assisted equity returns, as did underweight positioning within consumer staples.

Top detractors from performance:
↓	Among the Fund’s fixed income allocation, U.S. Treasuries weakened returns. The materials sector also detracted from performance, driven by losses from Ardagh Holdings.
↓	Equity returns were hindered by performance within the consumer staples and materials sectors. By issuer, United Parcel Service, Target, and Merck & Co. were the leading detractors during the period.
↓
Selection within the materials sector, as well as selection and an underweight allocation to communication services companies, detracted from relative fixed income returns. Moreover, equity performance was weakened by selection and underweight positioning within health care. An underweight allocation to the industrials sector also weighed on equity returns.

Use of derivatives and the impact on performance:
The Fund utilized equity put and call options to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	6.31	9.26	7.06
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Russell 3000 Index	17.41	15.74	14.71
Blended Benchmark†	5.60	6.78	7.49
[34]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 76,164,137,895
Holdings Count | $ / shares	518
Advisory Fees Paid, Amount	$ 274,753,772
Investment Company Portfolio Turnover	62.14%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$76,164,137,895
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	518
Total Management Fee Paid	$274,753,772
Portfolio Turnover Rate	62.14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[35],[36]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On February 1, 2025, the Fund’s principal investment strategies were revised to better reflect that the equity portion of the Fund’s portfolio consists of convertible securities and equity-linked notes, in addition to common stock. Furthermore, the Fund’s principal investment strategies were revised to reduce the limit on debt securities that are rated below investment grade (i.e., “high yield” or “junk” bonds) to up to 35% of its total assets, to better reflect the Fund’s investments in such securities over the past five years (previously the Fund was permitted to invest in such securities without limit).
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Class R6
Trading Symbol	FNCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$41	0.40%
[37]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 31, 2025, Class R6 shares of Franklin Income Fund returned 7.15%. The Fund compares its performance to the Blended Benchmark†, which returned 5.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The health care and industrials sectors, along with securitized products, led absolute fixed income returns during the period. Claritev and Freddie Mac contributed within health care and securitized products, respectively. CommScope also assisted returns within information technology (IT).

↑	Among equities, returns were driven by the IT, financials, and industrials sectors. On an individual issuer basis, Boeing, Fannie Mae, and Johnson & Johnson added value.
↑
Fixed income returns benefited from selection within the IT and health care sectors. Stock selection and an overweight allocation to the IT sector assisted equity returns, as did underweight positioning within consumer staples.

Top detractors from performance:
↓	Among the Fund’s fixed income allocation, U.S. Treasuries weakened returns. The materials sector also detracted from performance, driven by losses from Ardagh Holdings.
↓	Equity returns were hindered by performance within the consumer staples and materials sectors. By issuer, United Parcel Service, Target, and Merck & Co. were the leading detractors during the period.
↓
Selection within the materials sector, as well as selection and an underweight allocation to communication services companies, detracted from relative fixed income returns. Moreover, equity performance was weakened by selection and underweight positioning within health care. An underweight allocation to the industrials sector also weighed on equity returns.

Use of derivatives and the impact on performance:
The Fund utilized equity put and call options to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	7.15	9.96	7.72
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Russell 3000 Index	17.41	15.74	14.71
Blended Benchmark†	5.60	6.78	7.49
[38]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 76,164,137,895
Holdings Count | $ / shares	518
Advisory Fees Paid, Amount	$ 274,753,772
Investment Company Portfolio Turnover	62.14%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$76,164,137,895
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	518
Total Management Fee Paid	$274,753,772
Portfolio Turnover Rate	62.14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[39],[40]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On February 1, 2025, the Fund’s principal investment strategies were revised to better reflect that the equity portion of the Fund’s portfolio consists of convertible securities and equity-linked notes, in addition to common stock. Furthermore, the Fund’s principal investment strategies were revised to reduce the limit on debt securities that are rated below investment grade (i.e., “high yield” or “junk” bonds) to up to 35% of its total assets, to better reflect the Fund’s investments in such securities over the past five years (previously the Fund was permitted to invest in such securities without limit).
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Advisor Class
Trading Symbol	FRIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$47	0.45%
[41]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 31, 2025, Advisor Class shares of Franklin Income Fund returned 6.70%. The Fund compares its performance to the Blended Benchmark†, which returned 5.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The health care and industrials sectors, along with securitized products, led absolute fixed income returns during the period. Claritev and Freddie Mac contributed within health care and securitized products, respectively. CommScope also assisted returns within information technology (IT).

↑	Among equities, returns were driven by the IT, financials, and industrials sectors. On an individual issuer basis, Boeing, Fannie Mae, and Johnson & Johnson added value.
↑
Fixed income returns benefited from selection within the IT and health care sectors. Stock selection and an overweight allocation to the IT sector assisted equity returns, as did underweight positioning within consumer staples.

Top detractors from performance:
↓	Among the Fund’s fixed income allocation, U.S. Treasuries weakened returns. The materials sector also detracted from performance, driven by losses from Ardagh Holdings.
↓	Equity returns were hindered by performance within the consumer staples and materials sectors. By issuer, United Parcel Service, Target, and Merck & Co. were the leading detractors during the period.
↓
Selection within the materials sector, as well as selection and an underweight allocation to communication services companies, detracted from relative fixed income returns. Moreover, equity performance was weakened by selection and underweight positioning within health care. An underweight allocation to the industrials sector also weighed on equity returns.

Use of derivatives and the impact on performance:
The Fund utilized equity put and call options to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	6.70	9.75	7.59
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Russell 3000 Index	17.41	15.74	14.71
Blended Benchmark†	5.60	6.78	7.49
[42]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 76,164,137,895
Holdings Count | $ / shares	518
Advisory Fees Paid, Amount	$ 274,753,772
Investment Company Portfolio Turnover	62.14%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$76,164,137,895
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	518
Total Management Fee Paid	$274,753,772
Portfolio Turnover Rate	62.14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[43],[44]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On February 1, 2025, the Fund’s principal investment strategies were revised to better reflect that the equity portion of the Fund’s portfolio consists of convertible securities and equity-linked notes, in addition to common stock. Furthermore, the Fund’s principal investment strategies were revised to reduce the limit on debt securities that are rated below investment grade (i.e., “high yield” or “junk” bonds) to up to 35% of its total assets, to better reflect the Fund’s investments in such securities over the past five years (previously the Fund was permitted to invest in such securities without limit).
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Class A
Trading Symbol	FKFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$86	0.85%
[45]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Franklin U.S. Government Securities Fund returned 2.42%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 3.51% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Exposure to:
↑	Ginnie Mae II 6.0% coupons
↑	Ginnie Mae II 5.5% coupons
↑	Ginnie Mae II 6.5% coupons

Top detractors from performance:
Exposure to:
↓	Ginnie Mae II 2.5% coupons
↓	Ginnie Mae II 2.0% coupons
↓	Ginnie Mae II 3.0% coupons

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	2.42	-0.57	0.70
Class A (with sales charge)	-1.42	-1.33	0.32
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Bloomberg U.S. Government - Intermediate Index	3.51	0.36	1.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,118,624,254
Holdings Count | $ / shares	588
Advisory Fees Paid, Amount	$ 9,990,931
Investment Company Portfolio Turnover	30.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,118,624,254
Total Number of Portfolio Holdings	588
Total Management Fee Paid	$9,990,931
Portfolio Turnover Rate	30.83%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[46]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Class A1
Trading Symbol	FKUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$75	0.74%
[47]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A1 shares of Franklin U.S. Government Securities Fund returned 2.34%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 3.51% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Exposure to:
↑	Ginnie Mae II 6.0% coupons
↑	Ginnie Mae II 5.5% coupons
↑	Ginnie Mae II 6.5% coupons

Top detractors from performance:
Exposure to:
↓	Ginnie Mae II 2.5% coupons
↓	Ginnie Mae II 2.0% coupons
↓	Ginnie Mae II 3.0% coupons

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A1	2.34	-0.46	0.77
Class A1 (with sales charge)	-1.45	-1.23	0.39
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Bloomberg U.S. Government - Intermediate Index	3.51	0.36	1.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,118,624,254
Holdings Count | $ / shares	588
Advisory Fees Paid, Amount	$ 9,990,931
Investment Company Portfolio Turnover	30.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,118,624,254
Total Number of Portfolio Holdings	588
Total Management Fee Paid	$9,990,931
Portfolio Turnover Rate	30.83%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[48]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Class C
Trading Symbol	FRUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$126	1.25%
[49]
Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Franklin U.S. Government Securities Fund returned 2.02%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 3.51% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Exposure to:
↑	Ginnie Mae II 6.0% coupons
↑	Ginnie Mae II 5.5% coupons
↑	Ginnie Mae II 6.5% coupons

Top detractors from performance:
Exposure to:
↓	Ginnie Mae II 2.5% coupons
↓	Ginnie Mae II 2.0% coupons
↓	Ginnie Mae II 3.0% coupons

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	2.02	-0.95	0.26
Class C (with sales charge)	1.03	-0.95	0.26
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Bloomberg U.S. Government - Intermediate Index	3.51	0.36	1.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,118,624,254
Holdings Count | $ / shares	588
Advisory Fees Paid, Amount	$ 9,990,931
Investment Company Portfolio Turnover	30.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,118,624,254
Total Number of Portfolio Holdings	588
Total Management Fee Paid	$9,990,931
Portfolio Turnover Rate	30.83%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[50]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Class R
Trading Symbol	FUSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$111	1.10%
[51]
Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R shares of Franklin U.S. Government Securities Fund returned 2.16%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 3.51% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Exposure to:
↑	Ginnie Mae II 6.0% coupons
↑	Ginnie Mae II 5.5% coupons
↑	Ginnie Mae II 6.5% coupons

Top detractors from performance:
Exposure to:
↓	Ginnie Mae II 2.5% coupons
↓	Ginnie Mae II 2.0% coupons
↓	Ginnie Mae II 3.0% coupons

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	2.16	-0.82	0.42
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Bloomberg U.S. Government - Intermediate Index	3.51	0.36	1.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,118,624,254
Holdings Count | $ / shares	588
Advisory Fees Paid, Amount	$ 9,990,931
Investment Company Portfolio Turnover	30.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,118,624,254
Total Number of Portfolio Holdings	588
Total Management Fee Paid	$9,990,931
Portfolio Turnover Rate	30.83%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[52]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Class R6
Trading Symbol	FGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$52	0.51%
[53]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Franklin U.S. Government Securities Fund returned 2.76%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 3.51% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Exposure to:
↑	Ginnie Mae II 6.0% coupons
↑	Ginnie Mae II 5.5% coupons
↑	Ginnie Mae II 6.5% coupons

Top detractors from performance:
Exposure to:
↓	Ginnie Mae II 2.5% coupons
↓	Ginnie Mae II 2.0% coupons
↓	Ginnie Mae II 3.0% coupons

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	2.76	-0.21	1.05
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Bloomberg U.S. Government - Intermediate Index	3.51	0.36	1.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,118,624,254
Holdings Count | $ / shares	588
Advisory Fees Paid, Amount	$ 9,990,931
Investment Company Portfolio Turnover	30.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,118,624,254
Total Number of Portfolio Holdings	588
Total Management Fee Paid	$9,990,931
Portfolio Turnover Rate	30.83%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[54]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Advisor Class
Trading Symbol	FUSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$61	0.60%
[55]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Advisor Class shares of Franklin U.S. Government Securities Fund returned 2.66%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 3.51% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Exposure to:
↑	Ginnie Mae II 6.0% coupons
↑	Ginnie Mae II 5.5% coupons
↑	Ginnie Mae II 6.5% coupons

Top detractors from performance:
Exposure to:
↓	Ginnie Mae II 2.5% coupons
↓	Ginnie Mae II 2.0% coupons
↓	Ginnie Mae II 3.0% coupons

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	2.66	-0.32	0.92
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Bloomberg U.S. Government - Intermediate Index	3.51	0.36	1.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,118,624,254
Holdings Count | $ / shares	588
Advisory Fees Paid, Amount	$ 9,990,931
Investment Company Portfolio Turnover	30.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,118,624,254
Total Number of Portfolio Holdings	588
Total Management Fee Paid	$9,990,931
Portfolio Turnover Rate	30.83%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[56]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Class A
Trading Symbol	FKUQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$86	0.80%
[57]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Franklin Utilities Fund returned 13.99%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 11.20% and 17.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the electric utilities industry, Entergy Corporation’s stock rose significantly over the period as investors priced in a dramatic acceleration in visible multiyear growth with the company having signed several new large-load customers in Arkansas and Louisiana. Management raised their capital expenditure and earnings outlook accordingly. The company also benefited from a supportive backdrop for utilities and constructive regulatory wins, which boosted earnings visibility and investor confidence.

↑
An underweight in NextEra Energy was also a relative contributor in the electric utilities industry as its shares lagged over the period. While the company continued to deliver solid annual earnings growth that ranked among the best in the industry, other utility companies experienced more improved growth opportunities over the period as they were not as reliant on renewables projects as NextEra.

↑
Vistra delivered standout performance in the independent power producers and energy traders’ industry. The company’s stock surge was fueled by rising power prices amid growing demand for electricity driven by artificial intelligence (AI) infrastructure, and anticipation that the company would sign a bilateral power sales agreement with hyperscalers at above-market prices. Vistra’s inclusion in the S&P 500 further boosted investor sentiment.

Top detractors from performance:
↓
While Constellation Energy was positive for standalone returns, an underweight allocation within the independent power producers and energy traders industry hindered relative performance. The company has been benefiting from a broader resurgence in nuclear power, including a major nuclear energy deal with Meta, and rising demand from AI-powered data centers.

↓
Edison International’s stock declined amid worries that the company’s equipment may have sparked the Eaton Fire in Los Angeles County, California. Related concerns about the viability of the California Wildfire Fund as well as regulatory uncertainty weighed on investor sentiment.

↓
Concerns about Edison related to wildfire Fund viability also had a large negative impact on PG&E’s share price. Although PG&E’s electric equipment had not caused any major fire activity in the state in the past couple of years, rising insurance costs in California raised concerns for all utilities in the state to meet future potential claims.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	13.99	12.66	10.85
Class A (with sales charge)	9.72	11.80	10.43
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Utilities Index	11.20	11.44	10.88
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 7,300,661,388
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 30,748,073
Investment Company Portfolio Turnover	10.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$7,300,661,388
Total Number of Portfolio Holdings	45
Total Management Fee Paid	$30,748,073
Portfolio Turnover Rate	10.80%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[58]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Class A1
Trading Symbol	FKUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$75	0.70%
[59]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A1 shares of Franklin Utilities Fund returned 14.10%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 11.20% and 17.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the electric utilities industry, Entergy Corporation’s stock rose significantly over the period as investors priced in a dramatic acceleration in visible multiyear growth with the company having signed several new large-load customers in Arkansas and Louisiana. Management raised their capital expenditure and earnings outlook accordingly. The company also benefited from a supportive backdrop for utilities and constructive regulatory wins, which boosted earnings visibility and investor confidence.

↑
An underweight in NextEra Energy was also a relative contributor in the electric utilities industry as its shares lagged over the period. While the company continued to deliver solid annual earnings growth that ranked among the best in the industry, other utility companies experienced more improved growth opportunities over the period as they were not as reliant on renewables projects as NextEra.

↑
Vistra delivered standout performance in the independent power producers and energy traders’ industry. The company’s stock surge was fueled by rising power prices amid growing demand for electricity driven by artificial intelligence (AI) infrastructure, and anticipation that the company would sign a bilateral power sales agreement with hyperscalers at above-market prices. Vistra’s inclusion in the S&P 500 further boosted investor sentiment.

Top detractors from performance:
↓
While Constellation Energy was positive for standalone returns, an underweight allocation within the independent power producers and energy traders industry hindered relative performance. The company has been benefiting from a broader resurgence in nuclear power, including a major nuclear energy deal with Meta, and rising demand from AI-powered data centers.

↓
Edison International’s stock declined amid worries that the company’s equipment may have sparked the Eaton Fire in Los Angeles County, California. Related concerns about the viability of the California Wildfire Fund as well as regulatory uncertainty weighed on investor sentiment.

↓
Concerns about Edison related to wildfire Fund viability also had a large negative impact on PG&E’s share price. Although PG&E’s electric equipment had not caused any major fire activity in the state in the past couple of years, rising insurance costs in California raised concerns for all utilities in the state to meet future potential claims.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A1	14.10	12.77	10.94
Class A1 (with sales charge)	9.83	11.91	10.51
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Utilities Index	11.20	11.44	10.88
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 7,300,661,388
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 30,748,073
Investment Company Portfolio Turnover	10.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$7,300,661,388
Total Number of Portfolio Holdings	45
Total Management Fee Paid	$30,748,073
Portfolio Turnover Rate	10.80%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[60]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Class C
Trading Symbol	FRUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$128	1.20%
[61]
Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Franklin Utilities Fund returned 13.51%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 11.20% and 17.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the electric utilities industry, Entergy Corporation’s stock rose significantly over the period as investors priced in a dramatic acceleration in visible multiyear growth with the company having signed several new large-load customers in Arkansas and Louisiana. Management raised their capital expenditure and earnings outlook accordingly. The company also benefited from a supportive backdrop for utilities and constructive regulatory wins, which boosted earnings visibility and investor confidence.

↑
An underweight in NextEra Energy was also a relative contributor in the electric utilities industry as its shares lagged over the period. While the company continued to deliver solid annual earnings growth that ranked among the best in the industry, other utility companies experienced more improved growth opportunities over the period as they were not as reliant on renewables projects as NextEra.

↑
Vistra delivered standout performance in the independent power producers and energy traders’ industry. The company’s stock surge was fueled by rising power prices amid growing demand for electricity driven by artificial intelligence (AI) infrastructure, and anticipation that the company would sign a bilateral power sales agreement with hyperscalers at above-market prices. Vistra’s inclusion in the S&P 500 further boosted investor sentiment.

Top detractors from performance:
↓
While Constellation Energy was positive for standalone returns, an underweight allocation within the independent power producers and energy traders industry hindered relative performance. The company has been benefiting from a broader resurgence in nuclear power, including a major nuclear energy deal with Meta, and rising demand from AI-powered data centers.

↓
Edison International’s stock declined amid worries that the company’s equipment may have sparked the Eaton Fire in Los Angeles County, California. Related concerns about the viability of the California Wildfire Fund as well as regulatory uncertainty weighed on investor sentiment.

↓
Concerns about Edison related to wildfire Fund viability also had a large negative impact on PG&E’s share price. Although PG&E’s electric equipment had not caused any major fire activity in the state in the past couple of years, rising insurance costs in California raised concerns for all utilities in the state to meet future potential claims.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	13.51	12.22	10.38
Class C (with sales charge)	12.51	12.22	10.38
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Utilities Index	11.20	11.44	10.88
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 7,300,661,388
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 30,748,073
Investment Company Portfolio Turnover	10.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$7,300,661,388
Total Number of Portfolio Holdings	45
Total Management Fee Paid	$30,748,073
Portfolio Turnover Rate	10.80%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[62]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Class R
Trading Symbol	FRURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$112	1.05%
[63]
Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R shares of Franklin Utilities Fund returned 13.70%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 11.20% and 17.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the electric utilities industry, Entergy Corporation’s stock rose significantly over the period as investors priced in a dramatic acceleration in visible multiyear growth with the company having signed several new large-load customers in Arkansas and Louisiana. Management raised their capital expenditure and earnings outlook accordingly. The company also benefited from a supportive backdrop for utilities and constructive regulatory wins, which boosted earnings visibility and investor confidence.

↑
An underweight in NextEra Energy was also a relative contributor in the electric utilities industry as its shares lagged over the period. While the company continued to deliver solid annual earnings growth that ranked among the best in the industry, other utility companies experienced more improved growth opportunities over the period as they were not as reliant on renewables projects as NextEra.

↑
Vistra delivered standout performance in the independent power producers and energy traders’ industry. The company’s stock surge was fueled by rising power prices amid growing demand for electricity driven by artificial intelligence (AI) infrastructure, and anticipation that the company would sign a bilateral power sales agreement with hyperscalers at above-market prices. Vistra’s inclusion in the S&P 500 further boosted investor sentiment.

Top detractors from performance:
↓
While Constellation Energy was positive for standalone returns, an underweight allocation within the independent power producers and energy traders industry hindered relative performance. The company has been benefiting from a broader resurgence in nuclear power, including a major nuclear energy deal with Meta, and rising demand from AI-powered data centers.

↓
Edison International’s stock declined amid worries that the company’s equipment may have sparked the Eaton Fire in Los Angeles County, California. Related concerns about the viability of the California Wildfire Fund as well as regulatory uncertainty weighed on investor sentiment.

↓
Concerns about Edison related to wildfire Fund viability also had a large negative impact on PG&E’s share price. Although PG&E’s electric equipment had not caused any major fire activity in the state in the past couple of years, rising insurance costs in California raised concerns for all utilities in the state to meet future potential claims.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	13.70	12.39	10.55
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Utilities Index	11.20	11.44	10.88
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 7,300,661,388
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 30,748,073
Investment Company Portfolio Turnover	10.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$7,300,661,388
Total Number of Portfolio Holdings	45
Total Management Fee Paid	$30,748,073
Portfolio Turnover Rate	10.80%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[64]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Class R6
Trading Symbol	FUFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$54	0.50%
[65]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Franklin Utilities Fund returned 14.34%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 11.20% and 17.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the electric utilities industry, Entergy Corporation’s stock rose significantly over the period as investors priced in a dramatic acceleration in visible multiyear growth with the company having signed several new large-load customers in Arkansas and Louisiana. Management raised their capital expenditure and earnings outlook accordingly. The company also benefited from a supportive backdrop for utilities and constructive regulatory wins, which boosted earnings visibility and investor confidence.

↑
An underweight in NextEra Energy was also a relative contributor in the electric utilities industry as its shares lagged over the period. While the company continued to deliver solid annual earnings growth that ranked among the best in the industry, other utility companies experienced more improved growth opportunities over the period as they were not as reliant on renewables projects as NextEra.

↑
Vistra delivered standout performance in the independent power producers and energy traders’ industry. The company’s stock surge was fueled by rising power prices amid growing demand for electricity driven by artificial intelligence (AI) infrastructure, and anticipation that the company would sign a bilateral power sales agreement with hyperscalers at above-market prices. Vistra’s inclusion in the S&P 500 further boosted investor sentiment.

Top detractors from performance:
↓
While Constellation Energy was positive for standalone returns, an underweight allocation within the independent power producers and energy traders industry hindered relative performance. The company has been benefiting from a broader resurgence in nuclear power, including a major nuclear energy deal with Meta, and rising demand from AI-powered data centers.

↓
Edison International’s stock declined amid worries that the company’s equipment may have sparked the Eaton Fire in Los Angeles County, California. Related concerns about the viability of the California Wildfire Fund as well as regulatory uncertainty weighed on investor sentiment.

↓
Concerns about Edison related to wildfire Fund viability also had a large negative impact on PG&E’s share price. Although PG&E’s electric equipment had not caused any major fire activity in the state in the past couple of years, rising insurance costs in California raised concerns for all utilities in the state to meet future potential claims.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	14.34	13.02	11.19
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Utilities Index	11.20	11.44	10.88
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 7,300,661,388
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 30,748,073
Investment Company Portfolio Turnover	10.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$7,300,661,388
Total Number of Portfolio Holdings	45
Total Management Fee Paid	$30,748,073
Portfolio Turnover Rate	10.80%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[66]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Advisor Class
Trading Symbol	FRUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$59	0.55%
[67]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Advisor Class shares of Franklin Utilities Fund returned 14.23%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 11.20% and 17.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the electric utilities industry, Entergy Corporation’s stock rose significantly over the period as investors priced in a dramatic acceleration in visible multiyear growth with the company having signed several new large-load customers in Arkansas and Louisiana. Management raised their capital expenditure and earnings outlook accordingly. The company also benefited from a supportive backdrop for utilities and constructive regulatory wins, which boosted earnings visibility and investor confidence.

↑
An underweight in NextEra Energy was also a relative contributor in the electric utilities industry as its shares lagged over the period. While the company continued to deliver solid annual earnings growth that ranked among the best in the industry, other utility companies experienced more improved growth opportunities over the period as they were not as reliant on renewables projects as NextEra.

↑
Vistra delivered standout performance in the independent power producers and energy traders’ industry. The company’s stock surge was fueled by rising power prices amid growing demand for electricity driven by artificial intelligence (AI) infrastructure, and anticipation that the company would sign a bilateral power sales agreement with hyperscalers at above-market prices. Vistra’s inclusion in the S&P 500 further boosted investor sentiment.

Top detractors from performance:
↓
While Constellation Energy was positive for standalone returns, an underweight allocation within the independent power producers and energy traders industry hindered relative performance. The company has been benefiting from a broader resurgence in nuclear power, including a major nuclear energy deal with Meta, and rising demand from AI-powered data centers.

↓
Edison International’s stock declined amid worries that the company’s equipment may have sparked the Eaton Fire in Los Angeles County, California. Related concerns about the viability of the California Wildfire Fund as well as regulatory uncertainty weighed on investor sentiment.

↓
Concerns about Edison related to wildfire Fund viability also had a large negative impact on PG&E’s share price. Although PG&E’s electric equipment had not caused any major fire activity in the state in the past couple of years, rising insurance costs in California raised concerns for all utilities in the state to meet future potential claims.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	14.23	12.95	11.10
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Utilities Index	11.20	11.44	10.88
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 7,300,661,388
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 30,748,073
Investment Company Portfolio Turnover	10.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$7,300,661,388
Total Number of Portfolio Holdings	45
Total Management Fee Paid	$30,748,073
Portfolio Turnover Rate	10.80%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[68]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[22]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.

[23]
*	Does not include derivatives, except purchased options, if any.

[24]
†	Certain categories may represent less than 0.1%.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
†	Certain categories may represent less than 0.1%.

[29]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[30]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.

[31]
*	Does not include derivatives, except purchased options, if any.

[32]
†	Certain categories may represent less than 0.1%.

[33]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[34]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.

[35]
*	Does not include derivatives, except purchased options, if any.

[36]
†	Certain categories may represent less than 0.1%.

[37]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[38]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.

[39]
*	Does not include derivatives, except purchased options, if any.

[40]
†	Certain categories may represent less than 0.1%.

[41]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[42]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.

[43]
*	Does not include derivatives, except purchased options, if any.

[44]
†	Certain categories may represent less than 0.1%.

[45]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[46]
*	Does not include derivatives, except purchased options, if any.

[47]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[48]
*	Does not include derivatives, except purchased options, if any.

[49]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[50]
*	Does not include derivatives, except purchased options, if any.

[51]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[52]
*	Does not include derivatives, except purchased options, if any.

[53]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[54]
*	Does not include derivatives, except purchased options, if any.

[55]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[56]
*	Does not include derivatives, except purchased options, if any.

[57]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[58]
*	Does not include derivatives, except purchased options, if any.

[59]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[60]
*	Does not include derivatives, except purchased options, if any.

[61]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[62]
*	Does not include derivatives, except purchased options, if any.

[63]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[64]
*	Does not include derivatives, except purchased options, if any.

[65]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[66]
*	Does not include derivatives, except purchased options, if any.

[67]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[68]
*	Does not include derivatives, except purchased options, if any.